Derivative financial instruments - Fair values and cash flow movements (Details) - USD ($) $ in Thousands	3 Months Ended	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025
Derivative financial instruments
Fair value movements - derivative financial instruments	$ 11,501	$ 15,496	$ (1,592)
Cash flows arising from investing activities		(23,614)	(1,592)
Proceeds from derivative liability component (Notes)		46,587
Put options
Derivative financial instruments
Fair value movements - derivative financial instruments		3,989	(1,592)
Cash flows arising from investing activities		(9,176)	$ (1,592)
Capped call options
Derivative financial instruments
Fair value movements - derivative financial instruments		(10,086)
Cash flows arising from investing activities		(14,438)
Derivative liability component (Notes)
Derivative financial instruments
Fair value movements - derivative financial instruments		21,593
Proceeds from derivative liability component (Notes)		$ 46,587